Summary of Significant Accounting Policies - Consolidated VIE Schedule (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Current assets
Cash and cash equivalents	¥ 11,692,773		¥ 9,721,225		¥ 14,212,778	$ 1,695,293
Accounts receivable, net	818,968		933,444			118,739
Short-term investment	5,753,483		2,845,319			834,177
Inventories	40,537		82,961			5,877
Advances to suppliers	861,573		667,855			124,916
Prepayments and other current assets	3,146,378		3,142,368			456,182
Amounts due from related parties	314,483		133,990			45,596
Total current assets	24,475,027		18,666,359			3,548,546
Investments in equity investees	3,950,544		3,730,448			572,775
Property and equipment, net	28,813,204		24,929,897			4,177,522
Land use rights, net	5,442,951		5,335,549			789,154
Operating lease right-of-use assets	808,506		897,238			117,222
Goodwill	4,241,541		4,241,541			614,966
Deferred tax assets	750,097		934,848			108,754
Long-term investment	7,322,545		1,214,500			1,061,669
Long-term financing receivables, net	1,295,755		1,412,956			187,867
Other non-current assets	816,839		762,273			118,431
TOTAL ASSETS	78,523,586		62,772,343			11,384,851
Current liabilities:
Short-term bank borrowings	5,394,423		3,458,717			782,118
Accounts payable	2,202,692		1,957,529			319,360
Notes payable	200,000		174,920			28,997
Advances from customers	1,374,691		1,226,549			199,311
Income tax payable	228,422		86,789			33,118
Amounts due to related parties	49,138		22,786			7,124
Operating lease liabilities, current	229,718		250,995			33,306
Other current liabilities	6,724,743		5,794,380			974,999
Total current liabilities	16,405,324		12,996,315			2,378,550
Non-current operating lease liabilities	510,349		556,091			73,994
Deferred tax liabilities	346,472		292,356			50,234
TOTAL LIABILITIES	24,051,116		13,844,762			3,487,086
Total revenue	35,376,996	$ 5,129,182	30,405,839		25,214,290
Net income	6,658,966	965,458	4,701,327		4,326,446
Net cash generated from (used in) operating activities	11,479,308	1,664,343	7,220,217		4,950,749
Net cash used in investing activities	(16,041,890)	(2,325,855)	(8,756,533)		(3,549,341)
Net cash provided by financing activities	7,058,202	1,023,343	(2,903,985)		8,337,407
Net increase (decrease) in cash and cash equivalents	2,833,726	410,852	(4,590,731)		9,082,678
Cash, cash equivalents and restricted cash at beginning of year	9,769,361	1,416,424	14,360,092		5,277,414
Cash, cash equivalents and restricted cash at end of year	12,603,087	$ 1,827,276	9,769,361	$ 1,416,424	14,360,092
Amounts due from related parties	314,483		133,990			45,596
Amounts due to related parties	49,138		22,786			$ 7,124
Net income generated by VIE after deductions of inter-company transportation fees and Service fees charges	14,587,084		14,967,293		11,519,214
Operating cash outflows of Inter-company transactions	20,739,098		15,973,616		11,646,387
ZTO Express and its subsidiaries (the "VIE")
Current assets
Cash and cash equivalents	2,752,475		930,942
Accounts receivable, net	621,395		671,277
Financing receivables, net	847,054		977,920
Short-term investment	270,345		320,000
Inventories	28,151		30,214
Advances to suppliers	51,550		55,013
Prepayments and other current assets	1,197,862		1,924,196
Amounts due from related parties	6,580,240		440,190
Total current assets	12,349,072		5,349,752
Investments in equity investees	343,692		300,380
Property and equipment, net	5,916,022		5,866,534
Land use rights, net	1,217,531		1,194,308
Operating lease right-of-use assets	706,810		870,831
Goodwill	4,157,111		4,157,111
Deferred tax assets	436,558		650,709
Long-term investment	699,885
Long-term financing receivables, net	1,128,807		1,117,003
Other non-current assets	382,449		384,630
TOTAL ASSETS	27,337,937		19,891,258
Current liabilities:
Short-term bank borrowings	5,394,423		2,821,457
Accounts payable	1,607,764		1,556,649
Notes payable			129,920
Advances from customers	1,355,910		1,213,797
Income tax payable	165,973
Amounts due to related parties	39,770		14,434
Operating lease liabilities, current	216,799		238,973
Other current liabilities	4,908,777		2,555,280
Total current liabilities	13,689,416		8,530,510
Non-current operating lease liabilities	422,629		533,740
Deferred tax liabilities	92,344		112,543
TOTAL LIABILITIES	14,204,389		9,176,793
Total revenue	31,981,790		29,721,135		23,734,103
Net income	2,453,641		1,237,524		478,168
Net cash generated from (used in) operating activities	805,413		976,290		(537,756)
Net cash used in investing activities	(1,521,688)		(877,285)		(647,170)
Net cash provided by financing activities	2,537,808		55,212		1,432,929
Net increase (decrease) in cash and cash equivalents	1,821,533		154,217		248,003
Cash, cash equivalents and restricted cash at beginning of year	930,942		776,725		528,722
Cash, cash equivalents and restricted cash at end of year	2,752,475		930,942		¥ 776,725
Amounts due from related parties	6,580,240		440,190
Amounts due to related parties	¥ 39,770		¥ 14,434
VIE revenues as a percentage to consolidated revenues	90.40%	90.40%	97.70%	97.70%	94.10%
VIE assets as a percentage to consolidated assets	26.50%		31.00%			26.50%
VIE liabilities as a percentage to consolidated liabilities	59.10%		66.30%			59.10%
Assets held in the consolidated VIE that can be used only to settle obligations of the VIE	¥ 0
Subsidiaries [Member]
Current assets
Amounts due from related parties	6,554,502		¥ 402,488
Current liabilities:
Amounts due from related parties	¥ 6,554,502		¥ 402,488